Property, Plant and Equipment - Summary of Cost and Carring Amount of Aircraft Pledged as Collateral Under Borrowing Arrangements and Aircraft Held Under Finance Leases (Detail) - CNY (¥)
¥ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [Line Items]
- pledged as collateral	¥ 23,129	¥ 17,515
Cost [member] | Aircraft [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
- pledged as collateral	31,958	26,149
Net Carrying Amount [member] | Aircraft [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
- pledged as collateral	¥ 23,129	¥ 17,515